Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of convertible notes payable
The
Company’s convertible notes payable balances were as follows (in thousands):

	September 30, 2022	December 31, 2021
iHeart Convertible Note	$474	$474
2021 Convertible Promissory Notes measured at fair value	34,537	34,803
Bridge Loans measured at fair value	28,170	—

Total Convertible Notes Payable	$63,181	$35,277

The Company’s convertible notes payable balance was as follows (in thousands):

December 31,	2021	2020
iHeart Convertible Note	$474	$474
2021 Convertible Promissory Notes measured at fair value	34,803	—

Total Convertible Notes Payable	$35,277	$474

Summary of Company's notes payable
The Company’s notes payable balances were as follows (in thousands):

	September 30, 2022	December 31, 2021

Deutsche Bank Loan	$75,000	$75,000
PGE Loan	4,041	4,923

Total Notes Payable	79,041	79,923

Less: unamortized debt issuance costs	(239)	(521)
Less: unamortized debt discount	(266)	(581)
Less: short-term portion of PGE Loan	(895)	(464)
Less: short-term portion of DB loan	(37,530)	—

Total Notes Payable, less current portion	$40,111	$78,357

The Company’s notes payable balances were as follows (in thousands):

December 31,	2021	2020
Horizon Loan	$—	$18,000
Deutsche Bank Loan	75,000	—
PGE Loan	4,923	5,504
PPP Loan	—	6,938

Total Notes Payable	79,923	30,442

Less: unamortized debt issuance costs	(521)	(561)
Less: unamortized debt discount	(581)	(231)
Less: short-term portion of PGE Loan	(464)	(4,036)
Less: short-term portion of PPP Loan	—	(3,469)

Total Notes Payable, less current portion	$78,357	$22,145

Summary of notes payable future principal payments
The notes payable future principal payments as of December 31, 2021 are as follows (in thousands):

Year ending December 31,
2022	$464
2023	76,174
2024	1,185
2025	1,196
2026	904
Thereafter	—

Total	$79,923